Finance income	12 Months Ended
Dec. 31, 2022
Finance income
Finance income	9. Finance income

	Years Ended December 31,
in €‘000	2020	2021	2022
Interest income	6,661	5,179	5,250
Other finance income	1,856	118	—
Total	8,517	5,297	5,250